Schedule of value of broker and non-broker class A common share purchase warrants outstanding (Details) - Warrants [member] $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, Beginning balance | shares	3,432,845	7,598,980
Value of warants outstanding, Beginning balance | $	$ 367	$ 791
Issued | shares	905,172	120,000
Value of warants, Issued | $	$ 844	$ 10
Number of warants, Exercised | shares	(3,733,099)	(4,286,135)
Value of warants, Exercised | $	$ (613)	$ (434)
Number of warrants outstanding, Ending balance | shares	604,918	3,432,845
Value of warants outstanding, Ending balance | $	$ 598	$ 367
Non-broker [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, Beginning balance | shares	3,264,545	7,112,045
Value of warants outstanding, Beginning balance | $	$ 336	$ 698
Issued | shares		120,000
Value of warants, Issued | $		$ 10
Number of warants, Exercised | shares	(3,264,545)	(3,967,500)
Value of warants, Exercised | $	$ (336)	$ (372)
Number of warrants outstanding, Ending balance | shares		3,264,545
Value of warants outstanding, Ending balance | $		$ 336
Broker [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, Beginning balance | shares	168,300	486,935
Value of warants outstanding, Beginning balance | $	$ 31	$ 93
Issued | shares	905,172
Value of warants, Issued | $	$ 844
Number of warants, Exercised | shares	(468,554)	(318,635)
Value of warants, Exercised | $	$ (277)	$ (62)
Number of warrants outstanding, Ending balance | shares	604,918	168,300
Value of warants outstanding, Ending balance | $	$ 598	$ 31